                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           March 31, 2001
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Check here if Amendment [X]; Amendment Number:                 2
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      This Amendment (Check only one.): [X] is a restatement.
                                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Frank Russell Company
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Address:      909 A Street
              Tacoma, WA 98402
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Form 13F File Number:               28-01190
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mary Beth Rhoden
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Title:        Assistant Secretary and Staff Counsel
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Phone:        (253) 573-4846
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/s/ Mary Beth Rhoden              Tacoma, WA                   December 12, 2003
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[Signature]                      [City, State]                      [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          44
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Form 13F Information Table Entry Total:      Not Applicable for this Amendment
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Form 13F Information Table Value Total:  $   Not Applicable for this Amendment
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THIS AMENDMENT IS FILED TO RESTATE FILE NUMBERS FOR CERTAIN OTHER INCLUDED MANAGERS.

NUMBER REFERENCES TO OTHER INCLUDED MANAGERS APPEARING IN THE INFORMATION TABLE AND NOT INCLUDED IN THE FOLLOWING LIST ARE ATTRIBUTABLE TO THE FILER, FRANK RUSSELL COMPANY.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number                               Name
-------------    ------------------------    -----------------------------------------------------
      1                  28-03344            Alliance Capital Management L.P.
      2                  28-02405            Cohen & Steers Capital Management, Inc.
      3                  28-01488            Delphi Management, Inc.
      4                  28-03706            Equinox Capital Management, LLC
      8                  28-00620            Franklin Portfolio Associates, LLC
      9                  28-06418            Genesis Asset Managers Limited
     10                  28-03059            Jacobs Levy Equity Management, Inc.
     11                  28-00694            J.P. Morgan Investment Management Inc.
     12                  28-03877            Fiduciary Trust Company International
     13                  28-04968            MFS Institutional Advisors, Inc.
     14                  28-02701            Pacific Investment Management Co., LLC (PIMCO)
     16                  28-01054            Fidelity Management Trust Company
     18                  28-04303            Standish, Ayer, & Wood, Inc.
     19                  28-03426            Suffolk Capital Management, Inc.
     20                  28-00096            Capital Group, Inc. (Capital Guardian Trust Company)
     21                  28-04323            Sirach Capital Management, Inc.
     22                  28-04051            Marvin & Palmer Associates, Inc.
     23                  28-04886            GlobeFlex Capital, L.P.
     24                  28-03946            Barclays Global Advisors, N.A.
     25                  28-06538            AEW Capital Management, L.P.
     26                  28-04372            Westpeak Investment Advisors, L.P.
     27                  28-00620            The Boston Company Asset Management LLC
     28                  28-00979            Alliance Capital Management L.P. through its
                                             Bernstein Investment Research and Management Unit
     29                  28-00541            Peachtree Asset Management
     32                  28-01096            Frank Russell Trust Company
     33                  28-01515            Geewax, Terker & Company
     35                  28-04189            Nicholas Applegate Capital Management
     36                  28-04731            Schroder Investment Management North America Limited
     39                  28-04731            Schroder Investment Management (Singapore) Limited
     40                  28-03946            Barclays Global Investors, N.A.
     41                  28-04457            Capital International Limited
     42                  28-06748            Marsico Capital Management, LLC
     43                  28-03344            Alliance Capital Management Australia Limited
     44                  28-07312            Security Capital Global Capital Management Group Inc.
     45                  28-01202            Strong Capital Management, Inc
     46                  28-02924            Turner Investment Partners, Inc
     47                  28-05519            CapitalWorks Investment Partners, LLC
     48                  28-04207            Driehaus Capital Management, Inc
     49                  28-05015            Systematic Financial Management, L.P.
     50                  28-00663            David J. Greene and Company, LLC
     51                  2802293             TimesSquare Capital Management, Inc.
     53                  28-03152            Cypress Capital Management Ltd.
     54                  28-04007            Fuller & Thaler Asset Management, Inc.
     55                  28-06008            Iridian Asset Management LLC